Property and Equipment, Net (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 221,703	$ 189,684
Less: accumulated depreciation	(146,312)	(91,751)
Total property and equipment, net	75,391	97,933
Electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	197,580	174,444
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 24,123	$ 15,240